Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - IFRS 9 applied - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current	€ 1,516	€ 1,208	€ 2,282
Current	3,259	4,766	2,748
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	1,544
Current	3,259
Total financial assets	4,803	6,001		€ 5,057
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Total financial assets	4,803	6,001	5,057
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	431
Total financial assets	431	277		254
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	431	277
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	431
Total financial assets	431	277		254
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets	431	277	254		€ 208
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	784
Current	3,206
Total financial assets	3,990	4,953		4,041
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments at fair value [member]
Disclosure of financial assets [line items]
Current	3,206
Total financial assets	3,206	4,696	553	2,683
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	141	133	805
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Non-current	642
Total financial assets	642	123		553
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	141
Total financial assets	141	133	805	805	€ 1,005
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	329
Current	53
Total financial assets	382	772		762
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets		772
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current	44
Current	11
Total financial assets	55	70		55
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current	285
Current	42
Total financial assets	€ 327	€ 702		€ 707
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Total financial assets			2,683
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets			762
Financial assets available-for-sale, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets			€ 254